Stock-based compensation (Tables)	9 Months Ended
Sep. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock option transactions during the nine months ended September 30, 2018 are summarized as follows:

	Number of shares (000’s)	Weighted average exercise price C$
Outstanding – beginning of period	9,175	0.38
Granted	100	0.63
Exercised	(905)	0.43
Cancelled	(1,360)	0.44
Forfeited/expired	-	-
Outstanding – end of period	7,010	0.37

Schedule of Share-based Compensation, Stock Options and Stock Appreciation Rights Award Activity [Table Text Block]
At September 30, 2018, the following stock options were outstanding:

Number of shares (000`s)	Vested (000`s)	Aggregate intrinsic value C$ (000’s)	Exercise price per share C$	Expiry date
490	490	108	0.26	Dec 2018
960	960	270	0.18 –0.36	Feb – Dec 2019
1,320	1,320	250	0.28 – 0.32	July – Dec 2020
2,240	2,240	272	0.33 – 0.36	Mar – Nov 2021
1,900	1,900	-	0.52 – 0.62	May – Oct 2022
100	75	-	0.63	Feb 2023
7,010	6,985	900